ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2012
Accounts Payable and Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
11.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	2012	2011

Trade accounts payable	$5,011	$7,475
Accruals	12,112	2,527
Payroll related accruals	3,514	1,333
Warranty	338	591
Income tax payable	190	356
Commodity tax payable	51	302
	$21,216	$12,584

The Company records a liability for future warranty costs to repair or replace its products. The warranty term is typically 12 months. The amount of the liability is determined based on management’s historical experience and the best estimate of probable claims under Company warranties. The Company regularly evaluates the appropriateness of the remaining accrual.

The following table details the changes in the warranty accrual.

2012

Balance at beginning of the year	$591
Accruals	412
Utilization	(665)
Balance at end of the year	$338